SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF SHARE OPTION COMPENSATION ACTIVITIES

The following table summarized the Company’s share-based compensation activities for the year ended June 30, 2025.

	Number of options	Weighted Average Grant Date Fair Value
		USD
Outstanding as of July 1, 2024	-	$-
Granted	1,800,000	2.17
Forfeited	-	-
Vested and exercised	(1,800,000)	2.17
Outstanding as of June 30, 2025	-	$-